Basis of preparation (Details)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 GBP (£)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 USD ($)
Going concern
Cash resources	£ 31,045,000		£ 121,223,000		£ 87,434,000
Borrowings	741,900,000		636,122,000		582,237,000
Senior secured notes
Going concern
Principal amount / Notional amount | $		$ 425,000,000		$ 425,000,000		$ 425,000,000
Borrowings	350,626,000		347,173,000		312,318,000
Secured term loan facility
Going concern
Principal amount / Notional amount | $		$ 225,000,000		$ 225,000,000		$ 225,000,000
Borrowings	185,028,000		183,192,000		164,734,000
Revolving facilities
Going concern
Undrawn borrowing facilities	100,000,000		200,000,000		100,000,000
Principal amount / Notional amount	300,000,000
Borrowings	200,000,000		£ 100,000,000		£ 100,000,000
Revolving facilities | 2025
Going concern
Principal amount / Notional amount	150,000,000
Revolving facilities | 2027
Going concern
Principal amount / Notional amount	£ 150,000,000